As filed with the Securities and Exchange Commission on November 29, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020– September 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
September 30, 2021
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus
Fund (the “Fund”) for the year ended September 30, 2021. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies.
A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals. From a goldilocks economy with unemployment below 4% to the worst economic contraction in a century three months later, to the largest global coordinated monetary and fiscal stimuli ever produced, it is no surprise that stock market volatility reached historical proportions in the most recent fiscal year. That volatility results in lower overall valuations is an investment tenet that has historically proven true over time and has been widely taught in most business education. That is, after all, why companies attempt to “manage” their earnings. Volatility is simply not typically associated with higher valuations.
The most recently ended fiscal year has seemed like one with a number of tugs-of-war between opposing investment camps. These tugs-of-war which we postulate began at the bottom of the correction in March of 2020 have surfaced between inflation beneficiaries and dis-inflation beneficiaries, otherwise known as bond proxies. Inflation beneficiaries have been associated with cyclical companies while bond proxies have been associated with, well, bonds, and interest rates in particular. This particular tug-of-war is not that dissimilar to the preceding one between market capitalizations whereby the largest companies absorbed the vast preponderance of flows to the detriment of most others. Unfortunately, due to a number of non-fundamental factors, the latter has been anything but a fair contest, not just in its magnitude but also in its duration. Until last year, “Mega-Cap Growth” stocks far outperformed “Value” stocks. Yet all investment trends exhaust themselves at some point and we have argued for some time that the prevailing market environment of the
2010’s would inevitably end. Our belief was backed up by simple math suggesting that prospective flows into fewer and fewer securities would be unable to match historical levels into those same securities.
We look at these tugs-of-war not so much through the lens of inflation versus dis-inflation, growth versus value, large versus small, bond proxy versus cyclical but instead via the lenses of valuation attraction and fundamental attraction. The combination of those two critical components has informed our decision-making process since the inception of the firm. And it is the search for the combination of these two elements - valuation attraction and fundamental attraction - that has resulted in the portfolio’s characteristics. Value Plus is decidedly unlike the typical large cap value fund or strategy in the marketplace.
Nowhere has this disparity been more evident than with our holdings in the energy sector. We will keep our comments brief as our opinions have been well documented in prior letters. Our position remains that structural imbalances between supply and demand will continue in the foreseeable future. Disinvestment on the part of energy companies, the likes of which are both unprecedented and which defy pragmatism has not yet reversed, leading to a massive change in the means by which hydrocarbons are produced Since the onset of the pandemic, the global demand side of the equation has almost entirely normalized despite significant economic headwinds remaining in the transportation and industrial sectors. Additionally, many of today’s production basins are geologically different than those of prior decades whereby depletion rates are much higher than they were historically. As a result, it takes continuous investment in order to maintain production levels. Such an imbalance will undoubtedly create price instability, instability which has already begun.
To add to this, shareholder activism forcing oil companies to divest of their legacy operations has failed to suggest alternatives towards a viable transition away from fossil fuels. In our opinion, there exists no rational substitution to hydrocarbons in sufficient enough quantities for there not to be supply shocks. These are our opinions based on current observations. They say nothing about our desire to reduce carbon emissions over time and attempt to reduce human-generated greenhouse gases. This is a worthy, desirable, achievable and some might say necessary objective. But it cannot happen in a vacuum. It cannot take place without first providing sufficient forms of renewable energy and storage. Infrastructure needs to be redundant before the transition can take place seamlessly. Yet the absence of redundancy is exactly what is taking place.
One of the most egregious examples of such misguided policy is taking place both in the United Kingdom and in mainland Europe;
China also seems to be experiencing similar issues. Due to the desire to reduce overall carbon emissions – without adequately planning for it – countries have significantly reduced or eliminated many gas fired plants, storage and transportation investments. As we write, the lack of renewables infrastructure has had the consequence of historically high power prices. Said countries now find themselves using coal once again to make up for the shortfall! Yet despite coal being a much greater pollution emitter than natural gas, the situation is so dire as there being few viable alternatives. Shortsightedness is prevalent among policy makers as it relates to the global energy transition. This shortsightedness has only added to the current energy imbalances which we see continuing.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

In the Baywood Value Plus Fund, we have been overweight energy and basic materials for some time. With respect to energy, this has been relatively simple to accomplish considering the absence of meaningful exposure in most widely-held indexes. The S&P 500 had a mere 2.5% or so in the sector earlier this year while exposure in most Value indexes was not much higher. The same can be said of basic materials. It baffles us that so many widely followed indexes would essentially exclude sectors that are so vital to the functioning of the global economy. Yet that is an advantage we feel we have over passive investing over complete cycles. We do not have to suffer from such blatant errors of omission and can instead invest where we see the best combination of valuation and fundamental attraction.
These two sectors have had the two characteristics in spades. In stark contrast to these same indexes, the Baywood Value Plus Fund has had what we consider to be prudent and reasonable allocations to energy and basic materials. In combination, our investments in those two sectors resulted in approximately 300 basis points of excess return over our benchmark during the year.
We meaningfully increased our ConocoPhillips position during the year based on the combination of continued valuation attraction and improving fundamentals. Its recent acquisition of Concho Resources proved to be astute, growing its hydrocarbon resources at very attractive prices and as we approached the end of the most recent quarter, Conoco announced another astute acquisition, of many of Shell’s Permian basin assets. Another great asset at another great price. In the energy complex, those that thrive demonstrate the wherewithal to take advantage of downturns by either increasing output or acquiring assets. No company exemplifies this better than
Conoco in our opinion and it is our largest holding in the Fund.
The year was as a very good one for most equity investors and Baywood Value Plus was no exception. Four of our largest holdings more than doubled during the fiscal year while another ten increased between 50% and 100%. For a portfolio that typically owns between forty and sixty securities, this is no small number. Kontoor Brands, ConocoPhillips, AIG and NetApp all doubled in value. Despite such an increase, they are still undervalued in our opinion, which indicates just how out-of-favor perfectly good businesses had become until recently.
The Fund’s allocation to consumer staples, perhaps more accurately defined as our absence of allocation to consumer staples, was responsible for over 200 basis points of excess return. It is not so much that we dislike consumer staples but rather that following their strong performance, we failed to see either meaningful valuation or fundamental attraction. The market seems to have agreed with us as those companies underperformed over the last year. Yet, as is typical, that underperformance is once again leading us to delve deeper to discover any prospective investments. During the year we eliminated three stocks from the sector in the year, MolsonCoors, Mondelez and Kimberly Clark and added one, Kraft Heinz. Kraft Heinz offers a combination of attractive attributes which distinguish it from many of its peers. The company has gone through management changes in order to execute greater capital discipline, it is exposed to areas likely to benefit from a re-opening of the global economy and yet expectations and valuation remain depressed while shares deliver us very attractive and sustainable dividend income. Low expectations priced in to the shares combined with strong cash flows to sustain its dividend are all attractive characteristics, characteristics which happen to be consistent across most of our holdings.
Our exposure to Information Technology also resulted in excess return of approximately 300 basis points. NetApp was a standout performer during the year and one of the largest contributors due to the doubling of its shares. It’s extremely depressed valuation combined with an improvement in fundamentals mostly ignored by Wall Street were important reasons for the increase in price. At current prices, shares remain attractive yet we may trim on continued strength as we find more depressed securities which exhibit desirable fundamental characteristics. We might add that our excess return within technology came despite not owning any of the ever so popular “mega caps”, Apple, Microsoft, etc. There are, after all, thriving technology industries outside of those vaunted few. Our exposure to consumer discretionary sector, Kontoor in particular, provided another 100 basis points of excess return. Similarly, that excess return was achieved despite the absence of Amazon. Consumer discretionary sectors are fertile grounds for us and we need not limit ourselves to Amazon, which while very well run, does not offer us the attributes we seek. Lastly, our exposure to Communications also provided nearly 100 basis points of excess return. And to hit a certain point home, that return was accomplished despite the absence of Google and Facebook. There continues to be a significant market of undervalued opportunities despite, or rather because of, the emphasis on so few companies.
Not all sectors contributed, however, as our financial and healthcare exposures hindered overall returns by a combined 300 basis points or so. All of our financial stocks increased meaningfully in value, yet they did not keep up with some of the index positions. On healthcare, having any exposure this year hurt returns as the sector generally underperformed the overall market. As we have witnessed many times in years past, the fear of price controls on branded pharmaceuticals has led to investors fleeing the sector. Yet fear provides opportunity and we believe we are at this juncture once again. Policy and pricing issues will inevitably resolve themselves; once they do, we expect the value of these companies’ strong franchises to once again be recognized by the marketplace.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

Lastly, cash also detracted from returns during the year. This is an acceptable risk in our opinion as cash enables us to be opportunistic.
We do not maintain high cash levels, yet any exposure whatsoever in a strong bull market hurts returns. The effect this year was approximately 100 basis points. In years of more muted returns which we see going forward, cash will stop being a drag on overall returns. In a declining environment it will add to excess returns. Most importantly, it enables us to add to or initiate positions in what we find to be out-of-favor, misunderstood and improving situations.
In spite of markets making incessant highs, we continue to fall back on the saying that this is a market of stocks, not a stock market. As value investors, by definition, there are always companies that end up being neglected. Being active value investors is an advantage to us as we do not have to own companies which we feel either have undesirable prospects or sell at unattractive valuations. We can be selective. Over complete cycles, such a strategy has provided attractive risk-adjusted returns and we aim to provide long-term attractive risk-adjusted returns.
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category.
Past performance is no guarantee of future results.
Diversification does not assure a profit, nor does it protect against a loss in a declining market
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
PERFORMANCE CHART AND ANALYSIS (Unuadited)
September 30, 2021

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Value Plus Fund (the “Fund”) compared with the performance of the benchmark, Morningstar US Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Value Plus Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 6.68%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%, through January 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to
exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2021 One Year Five Year Ten Year
Since Inception
06/27/08
Baywood Value Plus Fund 36.80% 9.84% 11.70% 9.32%
Morningstar US Large Value TR Index 29.39% 10.47% 12.38% 8.25%
* The Fund’s Institutional Shares performance for periods prior to the commencement of operations (12/2/13) is that of a collective investment trust managed by the
Fund’s Advisor and portfolio management team. The Institutional Shares of the collective investment trust commenced operations on June 27, 2008.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.4%
Basic Materials - 9.1%
200 International Flavors & Fragrances, Inc. $ 26,744
1,000 Newmont Corp. 54,300
1,560 Nutrien, Ltd. 101,135
1,200 Rio Tinto PLC, ADR 80,184
900 Westrock Co. 44,847
307,210
Capital Goods / Industrials - 6.0%
200 3M Co. 35,084
500 ManpowerGroup, Inc. 54,140
100 Parker-Hannifin Corp. 27,962
1,000 Raytheon Technologies Corp. 85,960
203,146
Communication Services - 6.8%
1,800 AT&T, Inc. 48,618
1,800 Comcast Corp., Class A 100,674
1,500 Verizon Communications, Inc. 81,015
230,307
Consumer Discretionary - 5.0%
400 Genuine Parts Co. 48,492
1,500 Kontoor Brands, Inc. 74,925
300 Lear Corp. 46,944
170,361
Consumer Staples - 4.9%
700 Ingredion, Inc. 62,307
200 PepsiCo., Inc. 30,082
900 The Kraft Heinz Co. 33,138
300 Walmart, Inc. 41,814
167,341
Energy - 11.1%
500 Chevron Corp. 50,725
2,400 ConocoPhillips 162,648
3,200 Equinor ASA, ADR 81,600
3,200 Kinder Morgan, Inc. 53,536
400 Phillips 66 28,012
376,521
Financials - 18.1%
2,200 American International Group, Inc. 120,758
300 Ameriprise Financial, Inc. 79,236
500 Chubb, Ltd. 86,740
900 Citigroup, Inc. 63,162
200 CME Group, Inc. 38,676
900 First American Financial Corp. 60,345
1,300 MetLife, Inc. 80,249
300 Northern Trust Corp. 32,343
700 Prosperity Bancshares, Inc. 49,791
611,300
Health Care - 16.1%
1,000 AbbVie, Inc. 107,870
400 Amgen, Inc. 85,060
1,000 AstraZeneca PLC, ADR 60,060
1,300 Cardinal Health, Inc. 64,298
816 Koninklijke Philips NV, ADR 36,263
500 Medtronic PLC 62,675
1,100 Merck & Co., Inc. 82,621
3,500 Viatris, Inc. 47,425
546,272
Real Estate - 4.0%
1,566 VEREIT, Inc. REIT 70,830
2,300 VICI Properties, Inc. REIT 65,343
136,173
Shares Security Description Value
Technology - 11.5%
1,500 Cisco Systems, Inc./Delaware $ 81,645
1,300 Corning, Inc. 47,437
500 International Business Machines Corp. 69,465
1,400 NetApp, Inc. 125,664
200 TE Connectivity, Ltd. 27,444
200 Texas Instruments, Inc. 38,442
390,097
Transportation - 3.8%
5,800 Atlas Corp. 88,102
200 Union Pacific Corp. 39,202
127,304
Utilities - 1.0%
1,000 OGE Energy Corp. 32,960
Total Common Stock (Cost $2,628,463) 3,298,992
Shares Security Description Value
Money Market Fund - 2.6%
88,410 First American Government Obligations
Fund, Class X, 0.04%
(a)
(Cost $88,410) 88,410
Investments, at value - 100.0% (Cost $2,716,873) $ 3,387,402
Other Assets & Liabilities, Net - 0.0% 1,166
Net Assets - 100.0% $ 3,388,568
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,298,992
Level 2 - Other Significant Observable Inputs 88,410
Level 3 - Significant Unobservable Inputs –
Total $ 3,387,402

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 9.1%
Capital Goods / Industrials 6.0%
Communication Services 6.8%
Consumer Discretionary 5.0%
Consumer Staples 4.9%
Energy 11.1%
Financials 18.1%
Health Care 16.1%
Real Estate 4.0%
Technology 11.5%
Transportation 3.8%
Utilities 1.0%
Money Market Fund 2.6%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,716,873) $ 3,387,402
Receivables:
Fund shares sold 1,740
Dividends 5,267
From investment advisor 15,113
Prepaid expenses 11,412
Total Assets
3,420,934
LIABILITIES
Accrued Liabilities:
Fund services fees 4,605
Other expenses 27,761
Total Liabilities
32,366
NET ASSETS
$ 3,388,568
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,453,104
Distributable earnings 935,464
NET ASSETS
$ 3,388,568
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 169,148
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 20.03

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $931) $ 101,329
Total Investment Income
101,329
EXPENSES
Investment advisor fees 16,387
Fund services fees 58,214
Transfer agent fees 18,180
Custodian fees 5,000
Registration fees 20,032
Professional fees 32,946
Trustees' fees and expenses 4,409
Other expenses 30,383
Total Expenses 185,551
Fees waived and expenses reimbursed
(162,608)
Net Expenses
22,943
NET INVESTMENT INCOME
78,386
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 281,849
Net change in unrealized appreciation (depreciation) on investments
592,957
NET REALIZED AND UNREALIZED GAIN
874,806
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 953,192

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2021 2020
OPERATIONS
Net investment income $ 78,386 $ 66,419
Net realized gain (loss) 281,849 (19,145)
Net change in unrealized appreciation (depreciation) 592,957 (289,212)
Increase (Decrease) in Net Assets Resulting from Operations
953,192 (241,938)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(71,909) (100,190)
CAPITAL SHARE TRANSACTIONS
Sale of shares 97,772 63,897
Reinvestment of distributions 71,883 99,997
Redemption of shares
(250,617) (35,799)
Increase (Decrease) in Net Assets from Capital Share Transactions
(80,962) 128,095
Increase (Decrease) in Net Assets
800,321 (214,033)
NET ASSETS
Beginning of Year
2,588,247 2,802,280
End of Year
$ 3,388,568 $ 2,588,247
SHARE TRANSACTIONS
Sale of shares 5,147 4,328
Reinvestment of distributions 3,675 6,354
Redemption of shares
(12,688) (2,174)
Increase (Decrease) in Shares
(3,866) 8,508

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 14.96 $ 17.03 $ 18.63 $ 17.36 $ 15.59
INVESTMENT OPERATIONS
Net investment income (a) 0.45 0.39 0.44 0.38 0.38
Net realized and unrealized gain (loss)
5.04 (1.86) (0.84) 1.76 2.02
Total from Investment Operations
5.49 (1.47) (0.40) 2.14 2.40
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.38) (0.39) (0.35) (0.36)
Net realized gain
– (0.22) (0.81) (0.52) (0.27)
Total Distributions to Shareholders
(0.42) (0.60) (1.20) (0.87) (0.63)
NET ASSET VALUE, End of Year
$ 20.03 $ 14.96 $ 17.03 $ 18.63 $ 17.36
TOTAL RETURN
36.80% (8.77)% (1.55)% 12.57% 15.60%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,389 $ 2,588 $ 2,802 $ 936 $ 711
Ratios to Average Net Assets:
Net investment income 2.39% 2.51% 2.66% 2.10% 2.28%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (b) 5.66% 6.68% 8.13% 8.83% 11.16%
PORTFOLIO TURNOVER RATE 35% 40% 49% 34% 48%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the twelve months ended September 30, 2021. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
What’s in your ESG fund? As active, value, ESG (Environmental, Social and Governance) investors we have seen a thing or two during our 30+ years of managing to our clients’ diverse and changing desires. We have managed client portfolios alongside changes in the industry, which began by using SRI (Socially Responsible Investing) exclusionary screens to remove companies with undesirable characteristics according to our clients’ needs and objectives. This was and still is a worthy approach. Over time, SRI progressed towards including companies with desirable characteristics that fit within a framework and engaging companies with our proxy voting policies. We have managed through several wars, market cycles, presidential administrations, high inflation, low inflation, and volatile interest rates; the list goes on. Our philosophy is relatively simple, we purchase companies that consider all stakeholders, including improving their environmental and social records and that also happen to be out-of-favor with depressed stock valuations. In this process, we give little consideration of how we might look compared to the benchmark.
We are often presented with questions about the ways in which value investing and ESG investing seem to be in conflict. While we can only guess as to why investors might come to these conclusions, it would seem obvious to the casual observer that a conflict exists if one were to look at a current lineup of some of the more popular ESG funds. They all happen to be growth-oriented funds.
Fast-forward to the present, more than 20 years later, and the ESG investing market appears to have more choices than ever. Yet more choices do not equate to better diversification. In fact, according to Morningstar, the top 10 largest actively managed funds (by AUM)
with an ESG/SRI mandate are all classified as growth/core. And if you look at these funds, the holdings, characteristics, returns are nearly all identical. This very much reminds us of what took place a generation ago. In our view, this sets a few dangerous conditions.
One, as previously mentioned, is diversification, a key tenet to reducing risk in a portfolio is clearly not happening from an ESG/SRI perspective.
Two, within these top 10 funds, there is significant overlap in the holdings, let’s take a look at the top five. Every one of these funds has an average of 16% of the overall portfolio in the following five companies: Microsoft, Amazon, Google, Facebook, and Apple with several funds having over 20%. The overlap among the top five holdings is about 64% when considering weights, and 70% when considering the positions only. How can one be diversified with this kind of overlap and concentration in the top five holdings? The answer is one cannot.
A third issue with overlap is the positions themselves. One might say that ESG considerations are often in the eye of the beholder, but how can a fund call itself ESG if nearly all of these companies have major issues with the ‘S’ in ESG, or the social aspect? The answer is it cannot. We would like to point out an article (take your pick as there are many articles about this topic) posted by the Australian
Strategic Policy Institute on March 1st, 2020 titled “Uyghurs For Sale” which details one aspect of how some of these companies enable the suppression of the rights of the Uyghur population in China, to put it mildly. Perhaps “Big Tech” does not deserve to be among the top holding in ESG funds. It doesn’t take much sleuthing to find the plethora of articles about the many ways in which ‘Big Tech’ often violates most tenets of “good social relations”. From Facebook’s inaction against foreign election interference to Apple’s notorious supply chain abuses (anyone remember Foxconn?) these issues appear to be largely ignored in the ESG/SRI investing world because the funds are loaded with these companies.
The fourth issue with this is that “good” companies are not always “good” investments. Being highly concentrated in some of the most highly-valued stocks in the market poses risks from this form of passive management. When such expensive stocks run out of steam, a whole group of funds will experience poor returns simultaneously. We have always looked at valuation, fundamentals, and diversification among ESG companies through a very different and differentiated and non-consensus lens. It is a shame to see that 20 years later not much has changed.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

As we have previously expressed, we see similarity to the late 1990s in that growth outperformed value considerably in both periods.
What we witnessed until recently in the market, just as we did in the late ‘90s, is the reversal of factors that contributed to the relative outperformance of growth stocks. The market has more recently shown its preference for companies previously ignored, companies that we believe offer desirable fundamental, valuation and improving ESG characteristics. However, we don’t believe it is too late for clients to achieve better diversification in their portfolios away from highly correlated growth funds. In fact, should history repeat itself, and we think it could, we believe we are at the very early stages of a long-term change in preference for actively managed value funds.
Since the market hit the bottom nearly one year ago in late March, the Socially Responsible Fund has outperformed its benchmark considerably, in particular the year-ending September 30, 2021. The driving force behind the outperformance are mostly related to the repositioning we have continued to make in the Fund since the pandemic began. We were presented with the opportunity set of a lifetime when the market panicked and sold off last year and as the more recent phenomenon of a preference shift towards value stocks occurred, we found ways to take advantage of this swing.
During the most recently ended fiscal year, the largest source of outperformance can be attributed to stock selection. Stock selection in IT, basic materials, energy and communication services and consumer discretionary were responsible for the majority of the outperformance.
The largest contributors were Kontoor Brands and AIG, both of which more than doubled over the past year, as well as Atlas Corp. All three positions we added to substantially over the year. Other top performing stocks were Devon, NetApp, Discovery and Texas Pacific
Land Corp, all of which more than doubled in the time period. We have said this before, but it bears repeating: we believe that the market crash that occurred last year due to the pandemic created one of the biggest opportunity sets for value investing in over a decade.
The stocks we purchased continue to aid overall returns on both an absolute and relative basis. Since then we have continued to find opportunities in the market for companies that are still mostly ignored by the market. During the year we added Kraft Heinz, Manpower,
IBM, Steel Dynamics, Chubb, CME, NVent, International Flavors and Fragrances and Cardinal Health.
After years of disappointment, both IBM and Kraft Heinz appear to be on an improving fundamental trajectory. The companies have both high relative and absolute dividend yields, have suffered from years of mismanagement and have made meaningful changes to their underlying businesses which warrants a position in the portfolio of the Socially Responsible Fund. IBM undertook its largest acquisition ever two years ago when it acquired Red Hat. We thought it would take the company at least three and more likely four years for the acquisition to be accretive given the steep price tag on a small revenue base. Two years later and the acquisition looks to be accretive well before our initial forecast as revenues accelerated and IBM used all of its excess cash to reduce debt. Quite remarkable for a company that repurchased over $12B in its own shares trying to make earnings targets over the prior four years. Later this year it is expected to spin-off its underperforming services division, and the Red Hat acquisition will have a much larger effect on its financials than we thought possible within this time frame. When investors sold IBM during its most recent earnings release, we considered the combination of its high dividend yield, attractive fundamental outlook and low valuation enough to warrant a position in the portfolio.
Kraft Heinz has a very similar set of circumstances, outlook, and valuation despite years of underperformance under unremarkable stewardship. Both of these companies fall into a category we call “reformers”. As value investors, we don’t generally have the opportunity to own the darlings of the ESG world as they tend to have business models and valuations that don’t fit our criteria.
However, it’s usually the darlings that tend to fall from grace (witness Wells Fargo, a former ESG favorite and largest financial holding in many ESG funds), and when they do they often fall hard. It can take years to fix the business model, the governance and its reputation but when it does they become great investments as their governance, reputation and valuation all revert to the mean. We look forward to seeing the continued improvement in all three for both IBM and Kraft Heinz.
Nvent is a recent spin-off of Pentair, which itself was a spin-off of Tyco. Like most of the pieces spun out of Tyco over the last decade, it is a market leader in each of its segments. It supplies mostly passive electrical components to the industrial and technology complex.
It has market-leading margins and a post-pandemic growth profile that we believe is not fully priced in. While the prices of most stocks in the industrial sector have rebounded from the lows of the pandemic and are now trading near all-time highs, there are still companies like Nvent whose price still remains depressed despite having an earnings growth profile at or better than many of its peers. That it has top market share and higher-than-average margins has made it all the more attractive.
In favor of these additions we exited Discovery Communications, Albemarle, Radian, First American Financial, Intel and Gilead
Sciences. The first three were successful investments by any metric. We owned Discovery for a few years even as it underperformed some of its larger peers. Nevertheless, we did not believe the market was assigning proper credit to its content library and differentiated target audience. The stay-at-home push to create streaming services for content finally grabbed the market’s attention and the value of its content began to be appreciated. In the year, its priced rocketed nearly 150% and we made the decision to exit as we could not understand the value being placed on this stock in such short order. It was simply overvalued. Now that the “tiger” is out of the bag,

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
September 30, 2021

so to speak, we understand it was the subject of a manipulation as Archegos, a large hedge fund, was forced to liquidate. Our valuation driven approach helped us avoid the ensuing 30% decline when Archegos’ prime brokers liquidated its position due to margin calls, and locked in better-than expected returns for our clients and investors. We exited the remainder in favor of alternatives with more attractive return profiles.
While we are not overly optimistic about the level of absolute returns over the next 3-5 years for the overall market (as represented by the S&P 500), we do believe returns from the companies we own in the Socially Responsible Fund could do better as their underlying fundamentals improve. The overall stock market euphoria has already priced in much of the economic recovery and in some cases excessively so. We would temper expectations for robust returns going forward and in some cases of valuation excess we urge caution.
Our mission as managers of the Socially Responsible Fund has been to provide our clients and investors with attractive risk-adjusted returns through prudence, care, and Social Responsibility; and we continue on with that same mission we began in 2000.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
September 30, 2021

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Baywood Socially Responsible Fund (the “Fund”) compared with the performance of the benchmark, Morningstar
U.S. Large Value TR Index, since inception. The Morningstar US Large Value TR Index measures the performance of large-cap stocks with relatively low prices given anticipated per share earnings, book value, cash flow, sales and dividends. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Baywood Socially Responsible Fund vs. Morningstar US Large Value TR Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 409-2297. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.10%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2022 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to
exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended September 30, 2021 One Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund 43.10% 11.03% 11.04% 6.30%
Morningstar US Large Value TR Index 29.39% 10.47% 12.38% 7.22%
*
Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible
Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.0%
Basic Materials - 7.2%
1,000 International Flavors & Fragrances, Inc. $ 133,720
3,400 Nutrien, Ltd. 220,422
500 Packaging Corp. of America 68,720
1,100 Steel Dynamics, Inc. 64,328
487,190
Capital Goods / Industrials - 4.9%
450 Cummins, Inc. 101,052
900 ManpowerGroup, Inc. 97,452
4,200 nVent Electric PLC 135,786
334,290
Communication Services - 7.6%
3,100 Comcast Corp., Class A 173,383
900 The Walt Disney Co.
(a)
152,253
3,500 Verizon Communications, Inc. 189,035
514,671
Consumer Discretionary - 6.1%
500 Aptiv PLC
(a)
74,485
1,000 Genuine Parts Co. 121,230
4,300 Kontoor Brands, Inc. 214,785
410,500
Consumer Staples - 4.0%
1,800 Mondelez International, Inc., Class A 104,724
500 PepsiCo., Inc. 75,205
2,400 The Kraft Heinz Co. 88,368
268,297
Energy - 7.0%
4,500 Devon Energy Corp. 159,795
5,500 Kinder Morgan, Inc. 92,015
2,100 Schlumberger NV 62,244
130 Texas Pacific Land Corp. 157,217
471,271
Financials - 21.3%
3,300 Air Lease Corp. 129,822
1,400 American Express Co. 234,542
4,300 American International Group, Inc. 236,027
2,100 Bank of America Corp. 89,145
500 Berkshire Hathaway, Inc., Class B
(a)
136,470
1,600 BOK Financial Corp. 143,280
4,683 Brookfield Asset Management, Inc.,
Class A 250,587
500 Chubb, Ltd. 86,740
700 CME Group, Inc. 135,366
1,441,979
Health Care - 15.1%
700 Amgen, Inc. 148,855
1,200 AstraZeneca PLC, ADR 72,072
850 Becton Dickinson and Co. 208,947
2,200 Cardinal Health, Inc. 108,812
1,628 Koninklijke Philips NV, ADR 72,348
450 Laboratory Corp. of America Holdings
(a)
126,648
800 Medtronic PLC 100,280
300 Regeneron Pharmaceuticals, Inc.
(a)
181,554
1,019,516
Real Estate - 2.7%
4,020 VEREIT, Inc. REIT 181,825
Technology - 12.7%
300 Arista Networks, Inc.
(a)
103,092
2,600 Cisco Systems, Inc./Delaware 141,518
4,300 Corning, Inc. 156,907
900 International Business Machines Corp. 125,037
1,300 NetApp, Inc. 116,688
700 NXP Semiconductors NV 137,109
Shares Security Description Value
Technology - 12.7% (continued)
600 TE Connectivity, Ltd. $ 82,332
862,683
Transportation - 7.4%
2,000 AP Moller - Maersk A/S, ADR 27,080
21,100 Atlas Corp. 320,509
500 Union Pacific Corp. 98,005
300 United Parcel Service, Inc., Class B 54,630
500,224
Total Common Stock (Cost $4,684,677) 6,492,446
Shares Security Description Value
Money Market Fund - 4.9%
332,657 First American Government Obligations
Fund, Class X, 0.04%
(b)
(Cost $332,657) 332,657
Investments, at value - 100.9% (Cost $5,017,334) $ 6,825,103
Other Assets & Liabilities, Net - (0.9)% (58,784)
Net Assets - 100.0% $ 6,766,319
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,492,446
Level 2 - Other Significant Observable Inputs 332,657
Level 3 - Significant Unobservable Inputs –
Total $ 6,825,103
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Basic Materials 7.1%
Capital Goods / Industrials 4.9%
Communication Services 7.6%
Consumer Discretionary 6.0%
Consumer Staples 3.9%
Energy 6.9%
Financials 21.1%
Health Care 14.9%
Real Estate 2.7%
Technology 12.7%
Transportation 7.3%
Money Market Fund 4.9%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $5,017,334) $ 6,825,103
Receivables:
Fund shares sold 1,343
Dividends 9,906
From investment advisor 8,813
Prepaid expenses 8,617
Total Assets
6,853,782
LIABILITIES
Payables:
Investment securities purchased 53,518
Fund shares redeemed 270
Accrued Liabilities:
Fund services fees 5,175
Other expenses 28,500
Total Liabilities
87,463
NET ASSETS
$ 6,766,319
COMPONENTS OF NET ASSETS
Paid-in capital $ 4,823,191
Distributable earnings 1,943,128
NET ASSETS
$ 6,766,319
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 472,575
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 14.32

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,216) $ 126,711
Total Investment Income
126,711
EXPENSES
Investment advisor fees 40,343
Fund services fees 63,536
Transfer agent fees 18,180
Custodian fees 5,000
Registration fees 21,312
Professional fees 32,670
Trustees' fees and expenses 4,514
Other expenses 31,465
Total Expenses 217,020
Fees waived and expenses reimbursed
(165,727)
Net Expenses
51,293
NET INVESTMENT INCOME
75,418
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 202,985
Net change in unrealized appreciation (depreciation) on investments
1,427,701
NET REALIZED AND UNREALIZED GAIN
1,630,686
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,706,104

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2021 2020
OPERATIONS
Net investment income $ 75,418 $ 55,976
Net realized gain 202,985 11,456
Net change in unrealized appreciation (depreciation) 1,427,701 (382,593)
Increase (Decrease) in Net Assets Resulting from Operations
1,706,104 (315,161)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(94,786) (108,179)
CAPITAL SHARE TRANSACTIONS
Sale of shares 2,056,628 741,913
Reinvestment of distributions 94,123 105,418
Redemption of shares
(621,975) (622,149)
Increase in Net Assets from Capital Share Transactions
1,528,776 225,182
Increase (Decrease) in Net Assets
3,140,094 (198,158)
NET ASSETS
Beginning of Year
3,626,225 3,824,383
End of Year
$ 6,766,319 $ 3,626,225
SHARE TRANSACTIONS
Sale of shares 157,203 68,512
Reinvestment of distributions 7,174 10,013
Redemption of shares
(47,959) (63,381)
Increase in Shares
116,418 15,144

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2021 2020 2019 2018 2017
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 10.18 $ 11.21 $ 12.60 $ 11.43 $ 10.15
INVESTMENT OPERATIONS
Net investment income (a) 0.18 0.15 0.18 0.12 0.10
Net realized and unrealized gain (loss)
4.19 (0.90) (0.53) 1.31 1.33
Total from Investment Operations
4.37 (0.75) (0.35) 1.43 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.14) (0.15) (0.16) (0.10) (0.15)
Net realized gain
(0.09) (0.13) (0.88) (0.16) –
Total Distributions to Shareholders
(0.23) (0.28) (1.04) (0.26) (0.15)
NET ASSET VALUE, End of Year
$ 14.32 $ 10.18 $ 11.21 $ 12.60 $ 11.43
TOTAL RETURN
43.10% (6.67)% (1.79)% 12.66% 14.18%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,766 $ 3,626 $ 3,824 $ 1,699 $ 5,404
Ratios to Average Net Assets:
Net investment income 1.31% 1.45% 1.60% 1.01% 0.92%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 3.76% 5.10% 5.78% 3.03% 2.64%
PORTFOLIO TURNOVER RATE 15% 30% 33% 31% 42%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
On June 14, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Funds’ Investor Shares, in a tax-free exchange into shares of the Funds’ Institutional Shares and the closure of the Investor Shares to new investments. On August
19, 2019, each shareholder of the Funds’ Investor Shares received Institutional Shares in a dollar amount equal to their investment in the
Investor Shares as of that date.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2021, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

for a period of three fiscal years after they are filed. As of September 30, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2022, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2022, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended September 30, 2021, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 16,387 $ 124,096 $ 22,125 $ 162,608
Baywood Socially Responsible Fund 40,343 103,259 22,125 165,727

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2021, $410,254 and $420,175 in the Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the
Advisor. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2021 were as follows:
Note 6. Federal Income Tax
As of September 30, 2021 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended September 30, 2021. The following reclassifications were the result of equity return of capital, REITS, distribution classifications and QEF income and have no impact on the net assets of each Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Purchases Sales
Baywood Value Plus Fund $1,092,029 $ 1,171,762
Baywood Socially Responsible Fund 2,132,413 829,334
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 2,711,684 $ 716,189 $ (40,471) $ 675,718
Baywood Socially Responsible Fund 5,069,571 1,823,457 (67,925) 1,755,532
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2021 $ 71,909 $ – $ 71,909
2020 63,833 36,357 100,190
Baywood Socially Responsible Fund
2021 62,096 32,690 94,786
2020 50,356 57,823 108,179
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Unrealized
Appreciation Total
Baywood Value Plus Fund $ 2,591 $ 257,155 $ 675,718 $ 935,464
Baywood Socially Responsible Fund 86,049 101,547 1,755,532 1,943,128
For the year ended September 30, 2021
Distributable
Earnings Paid-in-Capital
Baywood Value Plus Fund $ 1,951 $ (1,951)
Baywood Socially Responsible Fund 274 (274)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Baywood Value Plus Fund and Baywood Socially Responsible
Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of
September 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.
Philadelphia, Pennsylvania
November 24, 2021

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

Investment Advisory Agreement Approval
At the September 10, 2021 Board meeting (“September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, and services provided to the Funds by the
Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator.
The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory
Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the
Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective primary benchmarks and compared to independent peer groups of funds identified by a third-party, independent service provider, Strategic Insight, Inc. (“Strategic
Insight”), believed to have characteristics similar to those of the Funds.
The Board observed that the Value Plus Fund outperformed its primary benchmark index, the Morningstar US Large Value Total Return
Index, for the one-year period ended June 30, 2021 and for the period since the Value Plus Fund’s inception on June 27, 2008, and underperformed the primary benchmark index for the three-, five-, and 10-year periods ended June 30, 2021. The Board also observed that, based on the information provided by Strategic Insight, the Value Plus Fund underperformed the median of its Strategic Insight peers for the one-, three-, and five-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Value Plus
Fund’s relative underperformance could be attributed, at least in part, to the Value Plus Fund’s active management style and value bias, which remained out of favor in the market relative to passive investment and growth-oriented strategies. The Board also noted the
Adviser’s representation that the Value Plus Fund’s emphasis on dividend-paying and general “high quality” investments will tend to underperform in periods of high absolute benchmark returns, such as the market environment of the last 10 years, and outperform in periods of low/negative benchmark returns and, as such, the Adviser tends to evaluate performance over a full market cycle.
The Board observed that the Socially Responsible Fund outperformed its primary benchmark index, the Morningstar US Large Value
Total Return Index, for the one-, three-, and five-year periods ended June 30, 2021, and underperformed its primary benchmark index for the ten-year period ended June 30, 2021, as well as for the period since the Socially Responsible Fund’s inception on January 3,
2005. The Board observed that the Socially Responsible Fund outperformed the median of its Strategic Insight peers for the one-, three-, and five-year periods ended June 30, 2021. The Board noted the Adviser’s representation that the Socially Responsible Fund’s relative outperformance during the short term could be attributed, at least in part, to style specialization, as the market favored environmental, social, and governance (“ESG”) investing during the period. The Board also noted the Adviser’s representation that the Socially Responsible
Fund’s underperformance over the longer term could be attributed, at least in part, to a significant shareholder redemption that occurred prior to the Socially Responsible Fund’s reorganization into the Trust at the beginning of 2016, which disproportionately impacted the
Socially Responsible Fund’s long-term performance. The Board further noted the Adviser’s representation that the Morningstar US Large

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

Value Total Return Index did not have the same socially responsible investment constraints as those of the Socially Responsible Fund, which could result in performance variance versus the index.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Strategic Insight peer groups. The Board observed that the Adviser’s net management fee rates and net total expense ratios for each of the Funds were less than the medians of their respective Strategic Insight peer groups. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the information provided by the
Adviser regarding the costs and profitability of its Fund activities. The Board noted the Adviser’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Adviser was not earning any profit from its mutual fund operations but that the Adviser was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the Adviser’s costs of services and profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Adviser’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through
June 30, 2021 in order to prepare a written report to the Board for review at its meeting held on September 10, 2021.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,
2021 through September 30, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Baywood Valu ePlus Fund and Baywood Sociall yResponsible Fund designate 98.13% and 60.13 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% and 76.16 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Sociall yResponsible Fund designated $32,690 as long-term capital gain dividends.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust.
Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 409-2297.
Beginning
Account Value
April 1, 2021
Ending
Account Value
September 30, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,039.80 $ 3.58 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.56 $ 3.55 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,045.30 $ 4.56 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.61 $ 4.51 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2013 Director, Blue Sky Experience (a
charitable endeavor), since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm), 1998-
2008.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.

Baywood Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the
Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen
By Trustee
Other
Directorships
Held By
Trustee During
Past Five Years
Mark D. Moyer
Born: 1959
Trustee; Chairman
Audit Committee
Since 2013 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy), since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2013 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
2 Trustee, Forum
Funds; Trustee, U.S.
Global Investors
Funds.
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
2 Trustee, Forum
Funds, Trustee, U.S.
Global Investors
Funds.
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Timothy Bowden
Born: 1969
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Since 2013 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0921

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $26,800 in 2020 and $26,800 in 2021.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2020 and $0 in 2021.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2020 and $6,000 in 2021.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2020 and $0 in 2021.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2020 and $0 in 2021.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 17, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 17, 2021